Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2010
Subsequent Events Disclosure [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]

Operating results and balance sheet data of the discontinued operations were as follows:

	Year Ended
(In millions)	2010	2009	2008

Revenues	$226.2	$205.3	$190.5
Pre-tax Income	58.9	46.6	35.1

		December 31,	December 31,
		2010	2009

Other Current Assets		$64.8	$54.6
Other Assets		451.0	468.5
Other Accrued Expenses		17.6	16.5
Other Long-term Liabilities		58.4	62.8